UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2018

Date of reporting period:  March 31, 2018

Item 1. Schedule of Investments.

Schedule of Investments March 31, 2018 (Unaudited)

AC ONE China Fund

	Shares	Value
COMMON STOCKS - 96.7%
Consumer Discretionary - 13.4%
Anta Sports Products	77,000	$393,070
BYD Company, Class H	47,000	374,257
China Literature *	417	3,894
Ctrip.com International - ADR *	8,850	412,587
Haier Electronics Group	133,000	476,827
IMAX China Holding *	107,000	340,584
Man Wah Holdings	89,200	71,146
		2,072,365
Consumer Staples - 6.7%
China Mengniu Dairy	228,000	786,846
Hengan International Group	26,500	247,039
		1,033,885
Financials - 22.2%
Bank Of China, Class H	471,000	257,288
China Life Insurance, Class H	101,000	282,375
CITIC	60,000	84,490
CITIC Securities, Class H	175,000	405,593
Haitong International Securities Group	255,000	149,881
Haitong Securities, Class H	168,400	224,302
Hong Kong Exchanges & Clearing	8,700	286,552
Industrial & Commercial Bank of China, Class H	571,000	497,619
PICC Property & Casualty, Class H	159,668	282,138
Ping An Insurance Group, Class H	92,000	948,582
		3,418,820
Health Care - 9.4%
CSPC Pharmaceutical Group	234,000	630,750
Sino Biopharmaceutical	175,000	347,794
Sinopharm Group, Class H	94,800	474,716
		1,453,260
Industrials - 12.2%
Air China, Class H	321,000	414,550
AviChina Industry & Technology, Class H	315,000	223,784
Beijing Capital International Airport, Class H	137,000	185,029
China Eastern Airlines	500,000	366,657
China Everbright International	136,000	192,029
CRRC, Class H	215,000	184,447
Zhuzhou CSR Times Electric, Class H	64,500	314,123
		1,880,619
Information Technology # - 26.8%
AAC Technologies	14,500	265,706
Alibaba Group Holding - ADR *	6,960	1,277,438
Baidu - ADR *	1,785	398,394
Tencent Holdings	35,700	1,916,361
TravelSky Technology, Class H	94,000	274,564
		4,132,463
Materials - 0.7%
China Lumena New Materials * (a)	284,000	–
Nine Dragons Paper Holdings	67,000	101,545
		101,545
Telecommunication Services - 4.4%
China Mobile	51,500	472,018
China Telecom, Class H	482,000	213,782
		685,800
Utilities - 0.9%
China Resources Gas Group	40,000	139,880
TOTAL COMMON STOCKS
(Cost $9,809,310)		14,918,637

SHORT-TERM INVESTMENT - 3.5%
Invesco Government TaxAdvantage Portfolio, Institutional Class, 1.50% ^
(Cost $536,123)	536,123	536,123

Total Investments - 100.2%
(Cost $10,345,433)		15,454,760
Other Assets and Liabilities, Net - (0.2)%		(35,805)
Total Net Assets - 100.0%		$15,418,955

*	Non-income producing security.
#
As of March 31, 2018, the Fund had a significant portion of its assets invested in this sector.  The information technology sector may be more greatly impacted by changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innovation and intellectual property issues.

(a)
Illiquid Security - A security is consdered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued.  As of March 31, 2018, the fair value of these investments were $0 or 0.0% of total net assets.  Information concerning the illiquid securities is as follows:

	Security	Shares	Dates Acquired	Cost Basis
	China Lumena New Materials	284,000	11/13 - 01/14	$60,819

^	Variable Rate Security - The rate shown is the annualized seven day effective yield as of March 31, 2018.
	ADR - American Depositary Receipt

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$2,563,135	$12,355,502	$-	$14,918,637
Short-Term Investment	536,123	–	–	536,123
Total Investments	$3,099,258	$12,355,502	$0	$15,454,760

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments
in
Securities
Balance as of 6/30/2017	$1,819
Accrued discounts/ premiums	-
Realized gain (loss)	-
Change in net unrealized appreciation (depreciation)	(1,819)
Net purchases (sales)	-
Transfers out of Level 3	-
Balance as of 3/31/2018	$-
Change in unrealized depreciation of Level 3 securities as of March 31, 2018	$(1,819)

Transfers between levels are recognized at the end of the reporting period.  During the period ended March 31, 2018, the Fund recognized $474,716 of transfers from Level 2 to Level 1, due to a change from fair value to closing price.  The Level 3 investments as of March 31, 2018 represented 0.0% of net assets.

The following provides information regarding the valuation techniques, unobservable inputs used, and other information related to the fair value of Level 3 investments as of March 31, 2018:

Type of Security	Fair Value as of 3/31/2018	Valutaion Technique	Unobservable Input	Discount
Common Stocks	$0	Consensus pricing	Discount for lack of marketability	100%

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
James R. Arnold, President
Date        5/17/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ James R. Arnold
James R. Arnold, President

Date         5/17/18

By (Signature and Title)  /s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Treasurer

Date         5/17/18